LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2022		Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$392,797	$—	$368,632	$—
Finance leases	—	29,177	—	40,739
	$392,797	$29,177	$368,632	$40,739

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$81,968	$320,272	$—	$—
Finance leases	—	—	6,609	23,276
	$81,968	$320,272	$6,609	$23,276

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2022 and December 31, 2021 was as follows:

Weighted-average remaining lease term (in years):	December 31, 2022	December 31, 2021
Operating leases	7.4	8.0
Finance leases	5.9	5.6

Weighted-average discount rate (%):	December 31, 2022	December 31, 2021
Operating leases	4.5%	3.2%
Finance leases	3.7%	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$9,740	$6,610	$1,192
Interest on lease liabilities	1,223	968	114
Operating lease costs	94,832	54,892	27,289
Short-term lease costs	20,315	8,719	1,433
Variable lease costs	19,060	8,088	1,021
Sublease income	(10,875)	(4,658)	(363)
Total lease costs	$134,295	$74,619	$30,686
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,223	$968	$—
Operating cash flows from operating leases	96,707	43,735	29,397
Financing cash flows from finance leases	8,183	6,332	2,844

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$776	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	105,832	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2022:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2023	$7,046	$95,934
2024	6,454	81,423
2025	8,154	69,907
2026	2,684	56,774
2027	2,655	48,340
Thereafter	6,296	117,130
Total lease payments	33,289	469,508
Less: present value discount	(3,404)	(67,268)
	$29,885	$402,240
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2022		Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$3,787	$22,194	$1,254	$12,553
Finance leases	1,053	895	—	—
	$4,840	$23,089	$1,254	$12,553
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$11,727	$5,202	$2,708

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2022		Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$392,797	$—	$368,632	$—
Finance leases	—	29,177	—	40,739
	$392,797	$29,177	$368,632	$40,739

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$81,968	$320,272	$—	$—
Finance leases	—	—	6,609	23,276
	$81,968	$320,272	$6,609	$23,276

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2022 and December 31, 2021 was as follows:

Weighted-average remaining lease term (in years):	December 31, 2022	December 31, 2021
Operating leases	7.4	8.0
Finance leases	5.9	5.6

Weighted-average discount rate (%):	December 31, 2022	December 31, 2021
Operating leases	4.5%	3.2%
Finance leases	3.7%	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$9,740	$6,610	$1,192
Interest on lease liabilities	1,223	968	114
Operating lease costs	94,832	54,892	27,289
Short-term lease costs	20,315	8,719	1,433
Variable lease costs	19,060	8,088	1,021
Sublease income	(10,875)	(4,658)	(363)
Total lease costs	$134,295	$74,619	$30,686
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,223	$968	$—
Operating cash flows from operating leases	96,707	43,735	29,397
Financing cash flows from finance leases	8,183	6,332	2,844

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$776	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	105,832	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2022:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2023	$7,046	$95,934
2024	6,454	81,423
2025	8,154	69,907
2026	2,684	56,774
2027	2,655	48,340
Thereafter	6,296	117,130
Total lease payments	33,289	469,508
Less: present value discount	(3,404)	(67,268)
	$29,885	$402,240
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2022		Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$3,787	$22,194	$1,254	$12,553
Finance leases	1,053	895	—	—
	$4,840	$23,089	$1,254	$12,553
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$11,727	$5,202	$2,708

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2022		Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$392,797	$—	$368,632	$—
Finance leases	—	29,177	—	40,739
	$392,797	$29,177	$368,632	$40,739

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$81,968	$320,272	$—	$—
Finance leases	—	—	6,609	23,276
	$81,968	$320,272	$6,609	$23,276

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2022 and December 31, 2021 was as follows:

Weighted-average remaining lease term (in years):	December 31, 2022	December 31, 2021
Operating leases	7.4	8.0
Finance leases	5.9	5.6

Weighted-average discount rate (%):	December 31, 2022	December 31, 2021
Operating leases	4.5%	3.2%
Finance leases	3.7%	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$9,740	$6,610	$1,192
Interest on lease liabilities	1,223	968	114
Operating lease costs	94,832	54,892	27,289
Short-term lease costs	20,315	8,719	1,433
Variable lease costs	19,060	8,088	1,021
Sublease income	(10,875)	(4,658)	(363)
Total lease costs	$134,295	$74,619	$30,686
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,223	$968	$—
Operating cash flows from operating leases	96,707	43,735	29,397
Financing cash flows from finance leases	8,183	6,332	2,844

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$776	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	105,832	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2022:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2023	$7,046	$95,934
2024	6,454	81,423
2025	8,154	69,907
2026	2,684	56,774
2027	2,655	48,340
Thereafter	6,296	117,130
Total lease payments	33,289	469,508
Less: present value discount	(3,404)	(67,268)
	$29,885	$402,240
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2022		Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$3,787	$22,194	$1,254	$12,553
Finance leases	1,053	895	—	—
	$4,840	$23,089	$1,254	$12,553
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$11,727	$5,202	$2,708